Condensed Consolidated Interim Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS
Cash	$ 308,460	$ 365,145	$ 786,060
Accounts receivable, net	2,099,065	1,658,772	1,468,655
Inventory [Note 3]	2,256,289	1,555,385	1,879,402
Deposits and other receivables	872,420	1,059,990	336,456
Total current assets	5,536,234	4,639,292	4,470,573
Deposits and other receivables [Note 12]	109,297	109,297	85,000
Long-term accounts receivable	83,939	70,713	149,907
Property and equipment [Note 13]	6,622	9,599	15,552
Operating right of use assets [Note 12]	586,680	812,053	1,221,593
TOTAL ASSETS	6,322,772	5,640,954	5,942,625
CURRENT LIABILITIES
Accounts payable and accrued liabilities [Note 4]	7,908,201	7,661,924	9,613,118
Convertible promissory notes and short term loans [Note 5]	10,394,614	9,618,738	9,236,471
Term loan, current	2,400,000	2,400,000	2,400,000
Derivative liabilities [Note 8]	443,583	424,200	991,866
Advance from customers	1,895,920
Operating lease obligations, current [Note 10]	571,706	531,286	457,371
Total current liabilities	23,614,024	20,636,148	22,698,826
Federally guaranteed loans [Note 7]	870,800	870,800	870,800
Term loan [Note 6]	12,015,626	12,271,559	9,985,033
Derivative liabilities [Note 8]	1,382,103	1,478,717	1,435,668
Operating lease obligations	102,307	397,830	929,115
TOTAL LIABILITIES	37,984,860	35,655,054	35,919,442
STOCKHOLDERS’ EQUITY (DEFICIENCY)
Series A Preferred stock, $0.001 par value, 20,000 shares authorized as at September 30, 2025 and March 31, 2025, respectively, 201 and 201 shares issued and outstanding as at September 30, 2025 and as at March 31, 2025, respectively [Note 9]	1	1
Common stock, $0.001 par value, 125,000,000 shares authorized as at September 30, 2025 and March 31, 2025, respectively. Issued and outstanding common shares: 26,791,608 and 26,081,295 as at September 30, 2025 and March 31, 2025, respectively, and exchangeable shares of 160,672 outstanding as at September 30, 2025 and March 31, 2025, respectively [Note 9]	26,953	26,243	9,515
Shares to be issued 581,599 and 581,599 shares of common stock as at September 30, 2025 and March 31, 2025, respectively [Note 9]	284,244	284,244	269,065
Additional paid-in-capital		106,971,115	95,723,083
Accumulated other comprehensive loss		145,792	32,378
Accumulated deficit	(140,968,401)	(139,441,785)	(127,499,785)
Total stockholders’ equity (deficiency)	(33,412,378)	(32,014,390)	(31,465,737)
TOTAL LIABILITIES, MEZZANINE AND STOCKHOLDERS’ DEFICIENCY	6,322,772	5,640,954	5,942,625
Restatement [Member]
STOCKHOLDERS’ EQUITY (DEFICIENCY)
Additional paid-in-capital	107,278,101	107,123,300
Accumulated other comprehensive loss	(33,276)	(6,393)
Total stockholders’ equity (deficiency)		(32,014,390)
Series B Convertible Redeemable Preferred Stock [Member]
Mezzanine Equity
Series B Convertible Redeemable preferred stock, $0.001 par value, 600 shares authorized as of September 30, 2025 and March 31, 2025, respectively, 360 and 385 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively [Note 9]	1,750,290	2,000,290	1,488,920
Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIENCY)
Series A Preferred stock, $0.001 par value, 20,000 shares authorized as at September 30, 2025 and March 31, 2025, respectively, 201 and 201 shares issued and outstanding as at September 30, 2025 and as at March 31, 2025, respectively [Note 9]		1	1
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIENCY)
Series A Preferred stock, $0.001 par value, 20,000 shares authorized as at September 30, 2025 and March 31, 2025, respectively, 201 and 201 shares issued and outstanding as at September 30, 2025 and as at March 31, 2025, respectively [Note 9]			$ 6